Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000012148 [Member] | Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000012148 [Member] | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012148 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000012148 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000012148 [Member] | Real Estate Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000012148 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000012148 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000012148 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000012148 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000012148 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000012148 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000012152 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000012152 [Member] | Vanguard Variable Insurance Funds Equity Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000012152 [Member] | Vanguard Extended Market Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000012156 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012156 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012156 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000012156 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000012156 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000012156 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000012156 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000012156 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012156 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000012156 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000012156 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012156 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000012160 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000012160 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000012160 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000012160 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000012160 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000012160 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000012160 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000012160 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000012160 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000012160 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000012160 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000012160 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000102905 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000102905 [Member] | Vanguard Variable Insurance Funds Equity Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000102905 [Member] | Vanguard Extended Market Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102905 [Member] | Vanguard Total International Stock Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000102905 [Member] | Vanguard Total International Bond Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000102905 [Member] | Vanguard Variable Insurance Funds Total Bond Market Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000102906 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102906 [Member] | Vanguard Variable Insurance Funds Equity Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000102906 [Member] | Vanguard Extended Market Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000102906 [Member] | Vanguard Total International Stock Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000102906 [Member] | Vanguard Total International Bond Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000102906 [Member] | Vanguard Variable Insurance Funds Total Bond Market Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000192542 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000192542 [Member] | Vanguard Total International Bond Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000192542 [Member] | Vanguard Variable Insurance Funds Total Bond Market Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000192543 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000192543 [Member] | Vanguard FTSE All World ex US Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000192543 [Member] | Vanguard Developed Markets Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000192543 [Member] | Vanguard Emerging Markets Stock Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000192543 [Member] | Vanguard European Stock Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000192543 [Member] | Vanguard Pacific Stock Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000192543 [Member] | Vanguard FTSE All World ex US Small Cap Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000192543 [Member] | Vanguard FTSE Canada All Cap Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%